Variable Interest Entity (“VIE”)	12 Months Ended
Dec. 31, 2022
Nature of business and organization [Abstract]
Variable interest entity ("VIE")

Note 3 — Variable interest entity (“VIE”)

WiMi WFOE entered into Contractual Arrangements with Beijing WiMi on November 6, 2018. The Contractual Arrangements were terminated on December 18, 2020, and WiMi WFOE entered into another Contractual Arrangements with Beijing WiMi on the same day, under which WiMi WFOE maintains effective control of Beijing WiMi. The significant terms of these Contractual Arrangements are summarized in “Note 1 — Nature of business and organization” above. As a result, the Company classifies Beijing WiMi as VIE which should be consolidated based on the structure as described in Note 1.

Shenzhen Weiyixin entered into Contractual Arrangements with Shenzhen Yitian on December 24, 2020. The significant terms of these Contractual Arrangements are summarized in “Note 1 — Nature of business and organization” above. As a result, the Company classifies Shenzhen Yitian as VIE which should be consolidated based on the structure as described in Note 1.

A VIE is an entity that has either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest, such as through voting rights, right to receive the expected residual returns of the entity or obligation to absorb the expected losses of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary and must consolidate the VIE.

i)       Beijing WiMi

WiMi WFOE is deemed to have a controlling financial interest and be the primary beneficiary of Beijing WiMi because it has both of the following characteristics:

(1)    The power to direct activities at Beijing WiMi that most significantly impact such entity’s economic performance, and

(2)    The right to receive benefits from Beijing WiMi that could potentially be significant to such entity.

Pursuant to the Contractual Arrangements, Beijing WiMi pays service fees equal to all of its net income to WiMi WFOE. The Contractual Arrangements are designed so that Beijing WiMi operate for the benefit of WiMi WFOE and ultimately, the Company.

Accordingly, the accounts of Beijing WiMi are consolidated in the accompanying financial statements. In addition, its financial positions and results of operations are included in the Company’s financial statements. Under the VIE Arrangements, the Company has the power to direct activities of Beijing WiMi and can have assets transferred out of Beijing WiMi. Therefore, the Company considers that there is no asset in Beijing WiMi that can be used only to settle obligations of Beijing WiMi, except for registered capital and PRC statutory reserves, if any. As Beijing WiMi is incorporated as limited liability company under the Company Law of the PRC, creditors of the Beijing WiMi do not have recourse to the general credit of the Company for any of the liabilities of Beijing WiMi.

ii)      Shenzhen Yitian

Shenzhen Weiyixin is deemed to have a controlling financial interest and be the primary beneficiary of Shenzhen Yitian because it has both of the following characteristics:

(1)    The power to direct activities at Shenzhen Yitian that most significantly impact such entity’s economic performance, and

(2)    The right to receive benefits from Shenzhen Yitian that could potentially be significant to such entity.

Pursuant to the Contractual Arrangements, Shenzhen Yitian pays service fees equal to all of its net income to Shenzhen Weiyixin. The Contractual Arrangements are designed so that Shenzhen Yitian operate for the benefit of Shenzhen Weiyixin and ultimately, the Company.

Accordingly, the accounts of Shenzhen Yitian were consolidated in the accompanying financial statements as subsidiary of Beijing WiMi up to December 24, 2020 and as VIE of Shenzhen Weiyixin from December 24, 2020 forward. Under the VIE Arrangements, the Company has the power to direct activities of Shenzhen Yitian and can have assets transferred out of Shenzhen Yitian. Therefore, the Company considers that there is no asset in Shenzhen Yitian that can be used only to settle obligations of Shenzhen Yitian, except for registered capital and PRC statutory reserves, if any. As Shenzhen Yitian is incorporated as limited liability company under the Company Law of the PRC, creditors of the Shenzhen Yitian do not have recourse to the general credit of the Company for any of the liabilities of Shenzhen Yitian.

Due to the business strategy adjustment, Shenzhen Yitian and its subsidiaries no longer operate the business involving foreign investment restrictions since March 1, 2022, therefore VIYI is able to have direct equity interest in Shenzhen Yitian and its subsidiaries. On April 1, 2022, VIYI terminated the agreements under the VIE structure with Shenzhen Yitian. Shenzhen Yitian’s original shareholders transferred their respective ownership to VIYI WFOE and VIYI WFOE obtained 100% equity control of Shenzhen Yitian and its subsidiaries on April 1, 2022. The reorganization has no effect on the consolidated financial statements as Shenzhen Yitian has been under common control of VIYI Cayman that there is no change of reporting entities.

The carrying amount of the VIEs’ consolidated assets and liabilities are as follows:

	December 31, 2021	December 31, 2022	December 31, 2022
	RMB	RMB	USD
Current assets	82,728,636	13,264,579	1,904,572
Property and equipment, net	24,385,762	23,132,180	3,321,394
Other noncurrent assets	493,404,511	630,494,750	90,528,494
Total assets	600,518,909	666,891,509	95,754,460
Total liabilities	(614,667,803)	(585,116,575)	(84,012,948)
Net assets	(14,148,894)	(81,771,934)	(11,741,512)
	December 31, 2021	December 31, 2022	December 31, 2022
	RMB	RMB	USD
Current liabilities:
Accounts payable	15,072,302	11,043,034	1,585,595
Deferred revenues	9,713,168	14,402	2,068
Other payables and accrued liabilities	9,240,553	16,654,682	2,391,334
Other payables – related parties	12,725,539	—	—
Current portion of shareholder loans	20,000,000	42,421,345	6,090,995
Operating lease liabilities	108,556	—	—
Taxes payable	5,858,717	4,913,881	705,551
Intercompany payable*	474,812,478	510,069,231	73,237,405
Total current liabilities	547,531,313	585,116,575	84,012,948
Non-current shareholder loan	67,136,490	—	—
Operating lease liabilities – noncurrent	—	—	—
Deferred tax liabilities, net	—	—	—
Total liabilities	614,667,803	585,116,575	84,012,948

*        Intercompany balances will be eliminated upon consolidation.

The summarized operating results of the VIE’s are as follows:

	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2022
	RMB	RMB	RMB	USD
Operating revenues	336,709,317	202,340,230	32,112,603	4,610,832
Gross profit	122,273,631	30,883,606	14,442,464	2,073,696
Income (loss) from operations	55,174,632	(25,262,236)	589,775	84,682
Net income (loss)	46,233,277	(159,401,372)	5,700,402	818,482

The summarized statements of cash flow of the VIE’s are as follows:

	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2022
	RMB	RMB	RMB	USD
Net cash provided by operating activities	127,238,346	44,560,277	29,324,687	4,210,534
Net cash (used in) provided by investing activities	(109,815,861)	(49,269,310)	5,043,123	724,108
Net cash (used in) provided by financing activities	(50,000)	2,929,456	(84,715,145)	(12,163,677)
Effect of exchange rate on cash and cash equivalents	1,479,386	(1,061,729)	11,795	1,694
Net increase/(decrease) in cash and cash equivalents	18,851,871	(2,841,306)	(50,335,540)	(7,227,341)
Cash and cash equivalents, beginning of year	40,397,850	59,249,721	56,408,415	8,099,304
Cash, cash equivalents and restricted cash, end of year	59,249,721	56,408,415	6,072,875	871,963

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the parent company balance sheets that sum to the total of the same amounts shown in the parent company statements of cash flows:

	For the Years Ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
Cash and cash equivalents	59,249,721	55,965,855	6,072,875	871,963
Restricted cash	—	442,560	—	—
Total cash, cash equivalents and restricted cash	59,249,721	56,408,415	6,072,875	871,963